SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Leases
Operating leases, Year I	$ 233,876
Finance leases, Year I	43,150
Total, Year I	277,026
Operating leases, Year II	228,978
Finance leases, Year II	43,150
Total, Year II	272,128
Operating leases, Year III
Finance leases, Year III	43,150
Total, Year III	43,150
Operating leases, Year IV
Finance leases, Year IV	19,915
Total, Year IV	19,915
Operating leases, Total undiscounted lease payments	462,854
Finance leases, Total undiscounted lease payments	149,365
Total, Total undiscounted lease payments	612,219
Operating leases, Less: imputed interest	(24,097)
Finance leases, Less: imputed interest	(19,709)
Total, Less: imputed interest	(43,806)
Operating leases, Lease liabilities recognized in the Consolidated Balance Sheet	438,757
Finance leases, Lease liabilities recognized in the Consolidated Balance Sheet	129,656
Total, Lease liabilities recognized in the Consolidated Balance Sheet	568,413
Operating leases, Less: lease liabilities - current portion	(215,575)	$ (594,589)
Finance leases, Less: lease liabilities - current portion	(36,592)	(34,731)
Total, Less: lease liabilities - current portion	(252,167)
Operating leases, Lease liabilities - non-current portion	223,182	394,392
Finance leases, Lease liabilities - non-current portion	93,064	$ 125,721
Total, Lease liabilities - non-current portion	$ 316,246